Investments in debt securities (Details Narrative) - USD ($) $ in Thousands	1 Months Ended
	Feb. 17, 2026	Feb. 09, 2026	Apr. 28, 2025	Jun. 30, 2026	Jun. 23, 2026	Jun. 15, 2026	May 22, 2026	Apr. 01, 2026	Mar. 27, 2026	Mar. 23, 2026	Mar. 13, 2026	Feb. 11, 2026	Jan. 28, 2026	Dec. 31, 2025
Marketable Securities [Line Items]
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date				$ 106,413										$ 40,374
Debt Securities, Held-to-Maturity, Amortized Cost, Current														15,141
Debt Securities, Held-to-Maturity, Amortized Cost, Non-Current														25,233
Unsecured Debt					$ 19,500				$ 6,000				$ 10,000
Debt Instrument, Interest Rate, Stated Percentage									5.00%				4.25%
Debt Securities, Held-to-Maturity, Fair Value				15,143										15,141
Proceeds from Sale and Maturity of Held-to-Maturity Securities	$ 10,000		$ 5,000
Derivative, Premium Paid					$ 223
Debt Securities, Available-for-Sale				$ 0										$ 15,494
Proceeds from Sale and Maturity of Debt Securities, Available-for-Sale		$ 127
Seven Year Investment 2026 I [Member]
Marketable Securities [Line Items]
Debt Securities, Held-to-Maturity, Fair Value												$ 5,000
interest income frequence receipt												quarterly basis on the 18th day of February, May, August and November in each year from, and including, May 18, 2026, to, and including, February 18, 2033
Seven Year Investment 2026 I I [Member]
Marketable Securities [Line Items]
Debt Securities, Held-to-Maturity, Fair Value											$ 5,000
interest income frequence receipt											quarterly basis on the 18th day of March, June, September and December in each year from, and including, June 18, 2026, to, and including, March 18, 2033
Seven Year Investment 2026 I I I [Member]
Marketable Securities [Line Items]
Debt Securities, Held-to-Maturity, Fair Value										$ 10,000
interest income frequence receipt										quarterly basis on the 30th day of March, June, September and December in each year from, and including, June 30, 2026, to, and including, March 30, 2033
Seven Year Investment 2026 I V [Member]
Marketable Securities [Line Items]
Debt Securities, Held-to-Maturity, Fair Value								$ 10,000
interest income frequence receipt								quarterly basis on the 10th day of January, April, July and October in each year from, and including, July 10, 2026, to, and including, April 10, 2033
Seven Year Investment 2026 V [Member]
Marketable Securities [Line Items]
Debt Securities, Held-to-Maturity, Fair Value							$ 5,000
interest income frequence receipt							quarterly basis on the 8th day of September, December, March and June in each year from, and including, September 8, 2026, to, and including, June 8, 2033
Seven Year Investment 2026 V I [Member]
Marketable Securities [Line Items]
Debt Securities, Held-to-Maturity, Fair Value						$ 5,000
interest income frequence receipt						quarterly basis on the 30th day of September, December, March and June in each year from, and including, September 30, 2026, to, and including, June 30, 2033
Seven Year Unsecured Bond [Member]
Marketable Securities [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					4.65%
Six Year Unsecured Bond I [Member]
Marketable Securities [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					5.174%
Six Year Unsecured Bond I I [Member]
Marketable Securities [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					5.049%
Five Year Unsecured Bond [Member]
Marketable Securities [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					4.909%